Income Tax - Summary of Deferred Tax Assets (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Deferred tax asset
Organizational costs/Startup expenses		$ 335,155
Total deferred tax asset		335,155
Valuation allowance	$ (143,000)	(335,155)
Deferred tax asset, net of allowance		$ 0